FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF CASH FLOW (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash Flow from Operating Activities
Net income	$ 82,622	¥ 575,196	¥ 340,046	¥ 167,682
Share-based compensation	7,918	55,128	134,709	62,787
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(4,660)	(32,444)	(5,748)	(32,985)
Accrued expense and other current liabilities	12,386	86,221	119,887	45,572
Amount due to a related party	585	4,074	5,757	(281)
Cash Flow from Investing Activities
Amount due from related parties	(110,744)	(770,976)	(45,116)	(109,756)
Purchase of term deposits			(385,028)
Proceeds from maturity of term deposits	13,929	96,969	288,771
Proceeds received from loans provided to third-parties	973	6,772	5,578	1,000
Cash Flow from Financing Activities
Net proceeds from initial public offering			657,062
Exercise of share options and restricted shares	134	933	3,486	89
Payment for repurchase of ordinary shares			(8,157)
Net proceeds from the secondary offering	7,069	49,214
Deemed dividend to shareholders	(652)	(4,538)
Cash and cash equivalents at beginning of the year		1,441,802
Cash and cash equivalents at end of the year	259,002	1,803,117	1,441,802
Parent Company
Cash Flow from Operating Activities
Net income	82,622	575,196	340,046	167,682
Equity in earnings of subsidiaries	(91,073)	(634,043)	(484,594)	(232,564)
Share-based compensation	7,918	55,128	134,709	62,787
Changes in operating assets and liabilities
Prepaid expenses and other current assets	341	2,373	8,625	(14,284)
Accrued expense and other current liabilities	(637)	(4,436)	(5,507)	10,043
Amount due to a related party	721	5,018	4,489	(8,500)
Net Cash provided by (used in) Operating Activities	(108)	(764)	(2,232)	(14,836)
Cash Flow from Investing Activities
Amount due from related parties	(31,427)	(218,791)	(196,158)	21,646
Investment in subsidiaries	325	2,263	(10,056)	(9,772)
Purchase of term deposits			(385,028)
Proceeds from maturity of term deposits	13,929	96,969	288,771
Proceeds received from loans provided to third-parties	145	1,007	3,578
Loans provided to third party			(2,406)
Net Cash (used in) provided by Investing Activities	(17,028)	(118,552)	(301,299)	11,874
Cash Flow from Financing Activities
Net proceeds from initial public offering			657,062
Exercise of share options and restricted shares	134	933	3,486	89
Payment for repurchase of ordinary shares			(8,157)
Net proceeds from the secondary offering	7,069	49,214
Deemed dividend to shareholders	(652)	(4,538)
Net Cash provided by Financing Activities	6,551	45,609	652,391	89
Net decrease in cash and cash equivalent	(10,585)	(73,707)	348,860	(2,873)
Effect of exchange rate changes	2,002	13,940	75,041	(3,175)
Cash and cash equivalents at beginning of the year	65,839	458,371	34,470	40,518
Cash and cash equivalents at end of the year	$ 57,256	¥ 398,604	¥ 458,371	¥ 34,470